Inventories - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Classes Of Inventories [Line Items]
Inventory write-downs, net of reversals	$ (15)	$ 42
Decrease through write-off, financial assets	35	134
Inventories pledged as security for liabilities	621	611
Previously stated
Classes Of Inventories [Line Items]
Net inventory write- back	$ 50	$ 92